Property and Equipment	12 Months Ended
Jun. 30, 2015
Property, Plant, and Equipment:
Property, Plant and Equipment

NOTE 5 – Property and Equipment

As of June 30. 2016, Property and Equipment consisted of five vehicles with a recorded cost of $112,817 and computer-related equipment with a recorded cost of $1,513, less accumulated depreciation of $22,122. As of June 30, 2015, Property and Equipment consisted of one truck purchased in May 2015 at a value of $14,687. The depreciable life of these assets is 3 years.